Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net operating revenues:
Operating revenues	$ 62,234	$ 55,848
Costs and expenses:
Depreciation and amortization expense	2,877	2,996
Selling, general and administrative expenses	9,000	8,451
Impairment of property and equipment	3,261
Operating loss	(2,698)	(271)
Other income (expense):
Interest expense	(675)	(699)
Other income, net	284	276
Loss before income taxes	(3,089)	(694)
Provision for income taxes	167	122
Net loss	(3,256)	(816)
Less net loss attributable to non-controlling interest in subsidiary	(2,112)	(509)
Net loss attributable to Avalon Holdings Corporation common shareholders	$ (1,144)	$ (307)
Loss per share attributable to Avalon Holdings Corporation common shareholders:
Basic and diluted net loss per share (in dollars per share)	$ (0.30)	$ (0.08)
Weighted average shares outstanding - basic and diluted (in shares)	3,814	3,803
Waste Management Services [Member]
Net operating revenues:
Operating revenues	$ 44,535	$ 38,398
Costs and expenses:
Operating costs	35,181	30,495
Golf and Related Operations [Member]
Net operating revenues:
Operating revenues	17,699	17,450
Costs and expenses:
Operating costs	11,448	11,000
Golf and Related Operations [Member] | Food and Beverage [Member]
Net operating revenues:
Operating revenues	7,149	7,290
Costs and expenses:
Operating costs	3,165	3,177
Golf and Related Operations [Member] | Product and Service, Other [Member]
Net operating revenues:
Operating revenues	$ 10,550	$ 10,160